Long-Term Debt, 5 Million Euro Term Loan Facility (Details)			1 Months Ended		6 Months Ended
	Dec. 09, 2024 USD ($)	Dec. 09, 2024 EUR (€)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jun. 30, 2025 USD ($) Installment	Jun. 30, 2025 EUR (€) Installment	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)	Nov. 17, 2023 USD ($)	Nov. 17, 2023 EUR (€)
Debt Instruments [Abstract]
Proceeds from debt					$ 1,577,002		$ 0
5 Million Euro Term Loan [Member]
Debt Instruments [Abstract]
Face amount								€ 5,000,000		$ 5,900,000	€ 5,000,000
Proceeds from debt	$ 4,100,565	€ 3,500,000	$ 1,757,385	€ 1,500,000
Term of loan					5 years	5 years
Number of payment installments | Installment					20	20
Installment payment					$ 292,898	€ 250,000
Long-term debt					$ 5,272,155				$ 3,657,056
5 Million Euro Term Loan [Member] | Maximum [Member]
Debt Instruments [Abstract]
Margin on variable rate					2.10%	2.10%
5 Million Euro Term Loan [Member] | Minimum [Member]
Debt Instruments [Abstract]
Margin on variable rate					1.80%	1.80%
5 Million Euro Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Face amount												$ 5,900,000	€ 5,000,000
Margin on variable rate					1.50%	1.50%